                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513) 870-2632

Signature, Place and Date of Signing:

            /s/James G. Miller          Fairfield, Ohio        May 9, 2002
            ------------------          ---------------        -----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0
                                                   -------

Form 13F Information Table Entry Total:              38
                                                   -------

Form 13F Information Table Value Total:            179,946
                                                   -------

List of Other Included Managers:      None






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
                                          Column 2          Column 3            Column 4        Column 5      SH/PRN
                                     TITLE OF CLASS          CUSIP      FMV (000)                SHARES
Alliance Capital Mgmt Hldg                 Common          01855A101               756           16,300        SH
Alltel Corp                                Common          020039103            13,955          251,224        SH
BB & T Corp                                Common          054937107               518           13,600        SH
Broadwing Inc                              Common          111620100               148           21,200        SH
ChevronTexaco Corporation                  Common          166764100             5,501           60,939        SH
Chubb Corp                                 Common          171232101               542            7,410        SH
Cincinnati Financial Corp                  Common          172062101            29,514          675,992        SH
Cinergy Corp                               Common          172474108             1,430           40,000        SH
Cisco Systems Inc                          Common          17275R102               169           10,000        SH
Coca Cola Company                          Common          191216100             1,681           32,162        SH
Convergys Corp                             Common          212485106               532           18,000        SH
Duke Energy Corp                           Common          264399106               920           24,330        SH
Exxon Mobil Corporation                    Common          30231G102            28,203          643,466        SH
Fifth Third Bancorp                        Common          316773100             7,372          109,250        SH
First Merit Corporation                    Common          337915102               297           10,300        SH
Fortune Brands Inc                         Common          349631101             1,671           33,850        SH
General Electric Co.                       Common          369604103               880           23,485        SH
Guidant Corporation                        Common          401698105               619           14,300        SH
H J Heinz Company                          Common          423074103             1,195           28,800        SH
Hillenbrand Industries                     Common          431573104               345            5,600        SH
Household International                    Common          441815107             5,089           89,600        SH
Intel Corp                                 Common          458140100               576           18,941        SH
Johnson & Johnson                          Common          478160104               997           15,350        SH
Medtronic Inc                              Common          585055106               827           18,300        SH
Merck & Company                            Common          589331107            14,769          256,500        SH
Microsoft Corp                             Common          594918104               865           14,335        SH
Molex Inc                                  Common          608554200             5,133          167,800        SH
National City Corporation                  Common          635405103             2,763           89,840        SH
Northern Trust                             Common          665859104             2,404           40,000        SH
Pfizer Inc                                 Common          717081103               905           22,775        SH
Piedmont Natural Gas                       Common          720186105               281            7,902        SH
PNC Financial Services Group               Common          693475105             2,398           39,000        SH
Procter & Gamble Corporation               Common          742718109             9,351          103,800        SH
SBC Communications Inc                     Common          78387G103               364            9,726        SH
U S Bancorp                                Common          902973304             6,785          300,600        SH
United Parcel Service - Cl                 Common          911312106               891           14,650        SH
Wells Fargo & Co                           Common          949746101               795           16,100        SH
Wyeth                                      Common          026609107            28,502          434,150        SH
                                                                               179,946        3,699,577


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

                                          Column 6          Column 7         Column 8         Shared          None
               ISSUER                INVESTMENT DIS         OTH MGRS           SOLE
Alliance Capital Mgmt Hldg                  Sole                                    16,300         -              -
Alltel Corp                                 Sole                                   251,224         -              -
BB & T Corp                                 Sole                                    13,600         -              -
Broadwing Inc                               Sole                                    21,200         -              -
ChevronTexaco Corporation                   Sole                                    60,939         -              -
Chubb Corp                                  Sole                                     7,410         -              -
Cincinnati Financial Corp                   Sole                                   675,992         -              -
Cinergy Corp                                Sole                                    40,000         -              -
Cisco Systems Inc                           Sole                                    10,000         -              -
Coca Cola Company                           Sole                                    32,162         -              -
Convergys Corp                              Sole                                    18,000         -              -
Duke Energy Corp                            Sole                                    24,330         -              -
Exxon Mobil Corporation                     Sole                                   643,466         -              -
Fifth Third Bancorp                         Sole                                   109,250         -              -
First Merit Corporation                     Sole                                    10,300         -              -
Fortune Brands Inc                          Sole                                    33,850         -              -
General Electric Co.                        Sole                                    23,485         -              -
Guidant Corporation                         Sole                                    14,300         -              -
H J Heinz Company                           Sole                                    28,800         -              -
Hillenbrand Industries                      Sole                                     5,600         -              -
Household International                     Sole                                    89,600         -              -
Intel Corp                                  Sole                                    18,941         -              -
Johnson & Johnson                           Sole                                    15,350         -              -
Medtronic Inc                               Sole                                    18,300         -              -
Merck & Company                             Sole                                   256,500         -              -
Microsoft Corp                              Sole                                    14,335         -              -
Molex Inc                                   Sole                                   167,800         -              -
National City Corporation                   Sole                                    89,840         -              -
Northern Trust                              Sole                                    40,000         -              -
Pfizer Inc                                  Sole                                    22,775         -              -
Piedmont Natural Gas                        Sole                                     7,902         -              -
PNC Financial Services Group                Sole                                    39,000         -              -
Procter & Gamble Corporation                Sole                                   103,800         -              -
SBC Communications Inc                      Sole                                     9,726         -              -
U S Bancorp                                 Sole                                   300,600         -              -
United Parcel Service - Cl                  Sole                                    14,650         -              -
Wells Fargo & Co                            Sole                                    16,100         -              -
Wyeth                                       Sole                                   434,150         -              -
                                                                                 3,699,577




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